SHARE-BASED COMPENSATION - Schedule of Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numbers of shares
Number of options outstanding	12,082,166
Granted	19,207,847
Exercised	(347,843)
Forfeited	(1,643,477)
Expired	(941,339)
Number of options outstanding	28,357,355	12,082,166
Options vested and exercisable	4,864,787
Weighted average exercise price
Outstanding as of December 31	$ 1.45
Granted	1.47
Exercised	0.57
Forfeited	1.29
Expired	5.86
Outstanding as of December 31	1.34	$ 1.45
Options vested and exercisable as of December 31, 2025	$ 1.42
Weighted average remaining contractual term, Outstanding	9 years 3 months 18 days	9 years 1 month 6 days
Weighted average remaining contractual term, Options vested and exercisable	8 years 4 months 24 days
Aggregate intrinsic value, Outstanding	$ 15,395
Aggregate intrinsic value, Options vested and exercisable	$ 5,101